Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	$ 11	$ 36
Cash at banks	74,191	52,797
Total	$ 74,202	$ 52,833	$ 45,213	$ 19,037